UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON D.C. 20549
                             FORM 13F
                     FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09/30/2011
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                             Cambridge Financial Group, Inc.
Address:                          4100 Horizons Drive
                                  Suite 200
                                  Columbus, OH  43220
13F File Number:

The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:                 Gregory J. Bauer
Title:                Managing Director
Phone:                614-457-1530
Signature,            Place,                and Date of Signing:
                      Columbus, Ohio        11/14/2011
Report Type (Check only one.):
                               [ X]        13F HOLDINGS REPORT.
                               [  ]        13F NOTICE.
                               [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      41
Form 13F Information Table Value Total:      485040
List of Other Included Managers:
No.  13F File Number

Information Table:

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
______________________________ ________________ _________ ________ ________ ___ ____ _______ ____________ ________ ________ ________
Apple                           COM             037833100    21772    58263 SH       SOLE                    58263
Amazon.com                      COM             023135106    21699   101682 SH       SOLE                   101682
BOEING CO                       COM             097023105    14974   253290 SH       SOLE                   253290
Baxter International            COM             071813109    18119   331987 SH       SOLE                   331987
Bemis Co                        COM             081437105    16265   563542 SH       SOLE                   563542
Bristol-Myers Squibb            COM             110122108       18     1685 SH       SOLE                     1685
Cardinal Health                 COM             14149Y108    17858   442847 SH       SOLE                   442847
CATERPILLAR INC DEL             COM             149123101    14235   196984 SH       SOLE                   196984
CBS CORP CLASS B                COM             124857202    14479   725830 SH       SOLE                   725830
Cliffs Natural Resources        COM             18683K101    11737   224490 SH       SOLE                   224490
ConocoPhillips                  COM             20825C104    16937   274016 SH       SOLE                   274016
Costco Wholesale Corp           COM             22160K105       17      640 SH       SOLE                      640
Salesforce.com                  COM             79466L302    16061   139788 SH       SOLE                   139788
DuPont E.I. de Nemours          COM             263534109    14708   371055 SH       SOLE                   371055
Dow Chemical Co                 COM             260543103    12979   574716 SH       SOLE                   574716
DIRECTV GROUP INC               COM             25490A101    17279   417639 SH       SOLE                   417639
ISHR MSCI EMERG MKTS            COM             464287234        8      225 SH       SOLE                      225
EMC Corporation                 COM             268648102    16248   777392 SH       SOLE                   777392
General Dynamics                COM             369550108    15155   268770 SH       SOLE                   268770
Halliburton Co.                 COM             406216101    11845   390655 SH       SOLE                   390655
Home Depot                      COM             437076102    17097   530649 SH       SOLE                   530649
INTERNATIONAL BUSINESS MACHS    COM             459200101       26      357 SH       SOLE                      357
ISHR S&P SMALL CAP 600          COM             464287804      342     5850 SH       SOLE                     5850
JDS Uniphase Corp               COM             46612J507    11395  1182516 SH       SOLE                  1182516
MCDONALDS CORP                  COM             580135101       18      620 SH       SOLE                      620
SPDR S&P MID CAP 400 ETF        COM             78467Y107      343     2415 SH       SOLE                     2415
Marathon Petroleum Corp         COM             56585A102     5650   198284 SH       SOLE                   198284
Marathon Oil Corp               COM             565849106    17156   395844 SH       SOLE                   395844
ORACLE CORP                     COM             68389X105    18002   633365 SH       SOLE                   633365
MetroPCS Communications         COM             591708102    10340  1235823 SH       SOLE                  1235823
ProLogis                        COM             74340W103    13411   575875 SH       SOLE                   575875
Pioneer Natural Resources CompanCOM             723787107    13986   216379 SH       SOLE                   216379
POWER SHARES QQQ TRUST          COM             73935A104      345     6565 SH       SOLE                     6565
Rydex ETF Equal Weight          COM             78355W106      342     8270 SH       SOLE                     8270
ISHR BARCLAYS 1-3 YR TR BD      COM             464287457     2700    31930 SH       SOLE                    31930
Sysco Corp                      COM             871829107    16843   661838 SH       SOLE                   661838
Teradyne                        COM             880770102    13555  1222785 SH       SOLE                  1222785
Target Corp                     COM             87612E106    19698   402139 SH       SOLE                   402139
UnitedHealth Group              COM             91324P102    16797   380846 SH       SOLE                   380846
Walgreen                        COM             931422109    15865   488637 SH       SOLE                   488637
WAL MART STORES INC             COM             931142103    18736   360891 SH       SOLE                   360891